SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5

Asset Description	Estimated Lives
Laboratory Equipment	3 - 8
Leasehold Improvements	1 - 7
Office Furniture, Fixtures, and Equipment	5
Software	3 - 5